EQUITY (Details 2) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Option Indexed to Issuers Equity [Line Items]
Option, Outstanding, Beginning Balance (in shares)	720,000	408,000
Option, Granted (in shares)	580,867	349,000
Option, Forfeited (in shares)	(56,000)	(12,000)
Option, Exercised (in shares)	(7,000)	(25,000)
Option, Outstanding, Ending Balance (in shares)	1,237,867	720,000
Options, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 2.36	$ 2.89
Options, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 2.17	$ 2.36
Options, Aggregate Intrinsic Value, Beginning Balance (in dollars)	$ 0	$ 0
Options, Aggregate Intrinsic Value, Ending Balance (in dollars)	$ 0	$ 0